DEBT - Trust Preferred Securities (Details) $ in Millions	Dec. 31, 2021 USD ($) shares
Trust Preferred Securities
Liquidation value	$ 2,575
Junior subordinated debentures owned by the Trust, amount	$ 2,581
Citigroup Capital III
Trust Preferred Securities
Securities issued (in shares) | shares	194,053
Liquidation value	$ 194
Coupon rate (as a percent)	7.625%
Common shares issued to parent (in shares) | shares	6,003
Junior subordinated debentures owned by the Trust, amount	$ 200
Citigroup Capital XIII
Trust Preferred Securities
Securities issued (in shares) | shares	89,840,000
Liquidation value	$ 2,246
Common shares issued to parent (in shares) | shares	1,000
Junior subordinated debentures owned by the Trust, amount	$ 2,246
Citigroup Capital XIII | LIBOR
Trust Preferred Securities
Basis spread on variable rate	0.0637
Citigroup Capital XVIII
Trust Preferred Securities
Securities issued (in shares) | shares	99,901
Liquidation value	$ 135
Common shares issued to parent (in shares) | shares	50
Junior subordinated debentures owned by the Trust, amount	$ 135
Citigroup Capital XVIII | LIBOR
Trust Preferred Securities
Basis spread on variable rate	0.008875